Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Long-term Debt
Long-term Debt

6.              Long-term Debt

Long-term debt is as follows:

	March 31,	December 31,
	2014	2013
	(in thousands)
Senior unsecured credit facility	$450,000	$300,000
$550 million 4.375% senior notes due November 2018	550,000	550,000
$1,000 million 4.875% senior notes due November 2020	1,000,000	1,000,000
$500 million 5.375% senior notes due November 2023	500,000	500,000
	$2,500,000	$2,350,000

The following is a schedule of future minimum repayments of long-term debt as of March 31, 2014 (in thousands):

2014	$—
2015	—
2016	—
2017	—
2018	1,000,000
Thereafter	1,500,000
Total minimum payments	$2,500,000

The Company participates in a $1,000.0 million senior unsecured credit facility (the “Credit Facility”), consisting of a $700.0 million revolving credit facility and a $300.0 million Term Loan A facility. The Credit Facility matures on October 28, 2018. At March 31, 2014, the Credit Facility had a gross outstanding balance of $450 million, consisting of the $300 million Term Loan A facility and $150 million of borrowings under the revolving credit facility. As of March 31, 2014, $550 million remained available under the Credit Facility.

The Credit Facility contains customary covenants that, among other things, restrict, subject to certain exceptions, the ability of GLPI and its subsidiaries, to grant liens on their assets, incur indebtedness, sell assets, make investments, engage in acquisitions, mergers or consolidations or pay certain dividends and other restricted payments. The Credit Facility contains the following financial covenants, which are measured quarterly on a trailing four-quarter basis: a maximum total debt to total asset value ratio, a maximum senior secured debt to total asset value ratio, a maximum ratio of certain recourse debt to unencumbered asset value and a minimum fixed charge coverage ratio. In addition, GLPI is required to maintain a minimum tangible net worth. GLPI is required to maintain its status as a REIT on and after the effective date of its election to be treated as a REIT, which election GLPI intends to make on its U.S. federal income tax return for its first full fiscal year following the Spin-Off. GLPI is permitted to pay dividends to its shareholders as may be required in order to maintain REIT status, subject to the absence of payment or bankruptcy defaults. GLPI is also permitted to make other dividends and distributions subject to pro forma compliance with the financial covenants and the absence of defaults. The Credit Facility also contains certain customary affirmative covenants and events of default. Such events of default include the occurrence of a change of control and termination of the Master Lease (subject to certain replacement rights). The occurrence and continuance of an event of default under the Credit Facility will enable the lenders under the Credit Facility to accelerate the loans, and terminate the commitments, thereunder.

The Notes contain covenants limiting the Company’s ability to: incur additional debt and use their assets to secure debt; merge or consolidate with another company; and make certain amendments to the Master Lease. The Notes also require the Company to maintain a specified ratio of unencumbered assets to unsecured debt. These covenants are subject to a number of important and significant limitations, qualifications and exceptions.

At March 31, 2014, the Company was in compliance with all required covenants.

6. Long-term Debt

        Long-term debt is as follows:

December 31,	2013
(in thousands)
Senior unsecured credit facility	$300,000
$550 million 4.375% senior notes due November 2018	550,000
$1,000 million 4.875% senior notes due November 2020	1,000,000
$500 million 5.375% senior notes due November 2023	500,000

$2,350,000

        The following is a schedule of future minimum repayments of long-term debt as of December 31, 2013 (in thousands):

2014	$—
2015	—
2016	—
2017	—
2018	850,000
Thereafter	1,500,000

Total minimum payments	$2,350,000

        On October 28, 2013, GLP Capital entered into a new five year senior unsecured credit facility (the "Credit Facility"), consisting of a $700 million revolving credit facility and a $300 million Term Loan A facility. The interest rates payable on the loans are, at our option, equal to either a LIBOR rate or a base rate plus an applicable margin, which ranges from 1.0% to 2.0% per annum for LIBOR loans and 0.0% to 1.0% per annum for base rate loans, in each case, depending on the credit ratings assigned to the Credit Facility. At December 31, 2013, the applicable margin was 1.75% for LIBOR loans and 0.75% for base rate loans, which was reduced to 1.50% and 0.50%, respectively, in the first quarter of 2014. See Note 15 for further details. In addition, the Company is required to pay a commitment fee on the unused portion of the commitments under the revolving facility at a rate that ranges from 0.15% to 0.35% per annum, depending on the credit ratings assigned to the Credit Facility. At December 31, 2013, the commitment fee rate was 0.30%, which was reduced to 0.25% in the first quarter of 2014. GLP Capital is not required to repay any loans under the Credit Facility prior to maturity on October 28, 2018. GLP Capital may prepay all or any portion of the loans under the Credit Facility prior to maturity without premium or penalty, subject to reimbursement of any LIBOR breakage costs of the lenders. The Credit Facility is guaranteed by GLPI.

        The Company's Credit Facility had a gross outstanding balance of $300 million at December 31, 2013, consisting of the $300 million Term Loan A facility. No balances were outstanding on the revolving credit facility at December 31, 2013.

        The Credit Facility contains customary covenants that, among other things, restrict, subject to certain exceptions, the ability of GLPI and its subsidiaries, to grant liens on their assets, incur indebtedness, sell assets, make investments, engage in acquisitions, mergers or consolidations or pay certain dividends and other restricted payments. The Credit Facility contains the following financial covenants, which are measured quarterly on a trailing four-quarter basis: a maximum total debt to total asset value ratio, a maximum senior secured debt to total asset value ratio, a maximum ratio of certain recourse debt to unencumbered asset value and a minimum fixed charge coverage ratio. In addition, GLPI is required to maintain a minimum tangible net worth. GLPI is required to maintain its status as a REIT on and after the effective date of its election to be treated as a REIT, which election GLPI intends to make on its U.S. federal income tax return for its first full fiscal year following the Spin-Off. GLPI is permitted to pay dividends to its shareholders as may be required in order to maintain REIT status, subject to the absence of payment or bankruptcy defaults. GLPI is also permitted to make other dividends and distributions subject to pro forma compliance with the financial covenants and the absence of defaults. The Credit Facility also contains certain customary affirmative covenants and events of default. Such events of default include the occurrence of a change of control and termination of the Master Lease (subject to certain replacement rights). The occurrence and continuance of an event of default under the Credit Facility will enable the lenders under the Credit Facility to accelerate the loans, and terminate the commitments, thereunder.

        On October 30 and 31, 2013, the Company completed offerings of $2,050 million aggregate principal amount of three series of new senior notes issued by two of GLPI's wholly-owned subsidiaries (the "Issuers"): $550 million of 4.375% Senior Notes due 2018 (the "2018 Notes"); $1,000 million of 4.875% Senior Notes due 2020 (the "2020 Notes"); and $500 million of 5.375% Senior Notes due 2023 (the "2023 Notes," and collectively with the 2018 Notes and the 2020 Notes, the "Notes"). The 2018 Notes mature on November 1, 2018 and bear interest at a rate of 4.375% per year. The 2020 Notes mature on November 1, 2020 and bear interest at a rate of 4.875% per year. The 2023 Notes mature on November 1, 2023 and bear interest at a rate of 5.375% per year. Interest on the Notes is payable on May 1 and November 1 of each year, beginning on May 1, 2014.

        The Company may redeem the Notes of any series at any time, and from time to time, at a redemption price of 100% of the principal amount of the Notes redeemed, plus a "make-whole" redemption premium described in the indenture governing the Notes, together with accrued and unpaid interest to, but not including, the redemption date, except that if Notes of a series are redeemed 90 or fewer days prior to their maturity, the redemption price will be 100% of the principal amount of the Notes redeemed, together with accrued and unpaid interest to, but not including, the redemption date. If GLPI experiences a change of control accompanied by a decline in the credit rating of the Notes of a particular series, the Company will be required to give holders of the Notes of such series the opportunity to sell their Notes of such series at a price equal to 101% of the principal amount of the Notes of such series, together with accrued and unpaid interest to, but not including, the repurchase date. The Notes also are subject to mandatory redemption requirements imposed by gaming laws and regulations.

        The Notes are guaranteed on a senior unsecured basis by GLPI. The Notes are the Issuers' senior unsecured obligations and rank pari passu in right of payment with all of the Issuers' senior indebtedness, including the Credit Facility, and senior in right of payment to all of the Issuers' subordinated indebtedness, without giving effect to collateral arrangements.

        The Notes contain covenants limiting the Issuers' ability to: incur additional debt and use their assets to secure debt; merge or consolidate with another company; and make certain amendments to the Master Lease. The Notes also require the Issuers to maintain a specified ratio of unencumbered assets to unsecured debt. These covenants are subject to a number of important and significant limitations, qualifications and exceptions.

        GLPI used the proceeds of the 2018 Notes and the 2023 Notes, together with borrowings under the Credit Facility, to make distributions directly or indirectly, to Penn in partial exchange for the contribution of real property assets to GLPI in connection with the Spin-Off and to pay related fees and expenses. A portion of the net proceeds from the 2020 Notes was used to repay certain amounts drawn under the revolving portion of the Credit Facility and the remaining net proceeds were used to fund the Purging Distribution by GLPI of accumulated earnings and profits on its real property assets in order to comply with certain REIT qualification requirements. The proceeds of additional revolving loans under the Credit Facility will be used for working capital, to fund permitted dividends, distributions and acquisitions, for general corporate purposes and for any other purpose not prohibited by the documentation governing the Credit Facility.

        At December 31, 2013, the Company was in compliance with all required financial covenants.